Offerings - Offering: 1	May 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value
Amount Registered | shares	7,128,665
Proposed Maximum Offering Price per Unit	1.4250
Maximum Aggregate Offering Price	$ 10,158,347.62
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,402.86
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, or the Securities Act, this Registration Statement also covers an indeterminate number of additional securities which may be offered and issued to prevent dilution resulting from stock splits, stock dividends, recapitalizations or similar transactions.

Consists of 7,128,665 ordinary shares, no par value (the “Ordinary Shares”) of the Registrant consisting of: (i) 951,763 additional ordinary shares issuable upon the exercise of certain of the Series A warrants; (ii) 5,057,804 ordinary shares issuable upon the conversion of convertible promissory note; and (iii) 1,119,098 ordinary shares, issuable upon the exercise of a warrant.

Pursuant to Rule 457(c) and (i) under the Securities Act solely for the purpose of calculating the registration fee based upon the average of the high ($1.46) and low ($1.39) sales price of the Ordinary Shares as reported on the Nasdaq Capital Market on May 15, 2026.